Stock Based Compensation - Summary of Stock Option Activity Under the Plan (Details) - 2010 Plan, 2020 Plan, 2023 Plan - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Beginning balance	3,886,038	4,301,968
Number of Options, Granted	3,686,059	257,683
Number of Options, Cancellations and forfeitures	(357,241)	(375,051)
Number of Options, Exercised	(16,137)	(298,562)
Number of Options, Ending balance	7,198,719	3,886,038	4,301,968
Number of Options, Exercisable	2,860,203	2,735,884
Weighted-Average Exercise Price, Beginning balance	$ 2.67	$ 2.35
Weighted-Average Exercise Price, Granted	1.86	5.41
Weighted-Average Exercise Price, Cancellations and forfeitures	2.41	2
Weighted-Average Exercise Price, Exercised	1.37	1.15
Weighted-Average Exercise Price, Ending balance	2.27	2.67	$ 2.35
Weighted-Average Exercise Price, Exercisable	$ 2.39	$ 2.23
Weighted-Average Remaining Contractual Term	8 years 2 months 12 days	6 years 10 months 24 days	7 years 8 months 12 days
Weighted-Average Remaining Contractual Term, Exercisable	6 years 1 month 6 days	6 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding	$ 14	$ 5,565	$ 9,437
Aggregate Intrinsic Value, Exercisable	$ 12	$ 4,812